Commitments and Contingencies - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Period for which future capital and operating expenditures are committed	2013-2031
Lease payments after tax	682
Operating lease annual payment, 2013	127
Operating lease annual payment, 2014	103
Operating lease annual payment, 2015	88
Operating lease annual payment, 2016	69
Operating lease annual payment, 2017	52
Expenses for operating leases	182	161	169
Capital expenditure
Commitments and Contingencies Disclosure [Line Items]
Total future committed expenditure	331
Operating expenditures
Commitments and Contingencies Disclosure [Line Items]
Total future committed expenditure	1,600